Postretirement Plans - Reconciliation of the Funded Status of Defined Benefit Plans and Other Postretirement Medical Plan (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($)		3 Months Ended		12 Months Ended
	Dec. 01, 2016	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets
Fair value of plan assets at beginning of year		$ 427,929,000	$ 408,018,000	$ 408,018,000
Fair value of plan assets at end of year				427,929,000	$ 408,018,000
Pension Plan | Qualified Plan
Change in benefit obligation
Benefit obligation at the beginning of the year		506,299,000	466,783,000	466,783,000	469,769,000
Service cost		28,000	25,000	102,000	115,000	$ 9,953,000
Interest cost		4,344,000	4,476,000	17,923,000	18,057,000	20,326,000
Participants’ contributions				0	0
Benefits paid				(20,682,000)	(13,887,000)
Actuarial losses (gains)				42,173,000	11,574,000
Amendments, settlements and curtailments				0	(18,845,000)
Projected benefit obligation at end of year				506,299,000	466,783,000	469,769,000
Change in plan assets
Fair value of plan assets at beginning of year		411,863,000	392,927,000	392,927,000	395,220,000
Actual return on plan assets				39,618,000	30,439,000
Benefits paid				(20,682,000)	(13,887,000)
Employer contributions				0	0
Plan participants’ contributions				0	0
Settlement accounting	$ (18,800,000)			0	(18,845,000)
Fair value of plan assets at end of year				411,863,000	392,927,000
Claims payable from VEBA				0	0
Fair value of plan assets at end of year				411,863,000	392,927,000	395,220,000
Unfunded (funded) status of the plans				94,436,000	73,856,000
Amounts recognized in the balance sheet
Current postretirement benefit liabilities				0	0
Noncurrent postretirement benefit (liabilities) assets				0	0
Noncurrent pension liabilities				(94,436,000)	(73,856,000)
Accumulated other comprehensive income (pretax) related to:
Net actuarial losses (gains)				92,252,000	67,684,000
Prior service (credit) cost				(25,760,000)	(30,575,000)
Pension Plan | Nonqualified Plan
Change in benefit obligation
Benefit obligation at the beginning of the year		9,560,000	8,247,000	8,247,000	9,981,000
Service cost		0	0	0	0	216,000
Interest cost		79,000	81,000	322,000	380,000	429,000
Participants’ contributions				0	0
Benefits paid				(388,000)	(368,000)
Actuarial losses (gains)				1,379,000	469,000
Amendments, settlements and curtailments				0	(2,215,000)
Projected benefit obligation at end of year				9,560,000	8,247,000	9,981,000
Change in plan assets
Fair value of plan assets at beginning of year		0	0	0	0
Actual return on plan assets				0	0
Benefits paid				0	0
Employer contributions				0	0
Plan participants’ contributions				0	0
Settlement accounting				0	0
Claims payable from VEBA				0	0
Fair value of plan assets at end of year				0	0	0
Unfunded (funded) status of the plans				9,560,000	8,247,000
Amounts recognized in the balance sheet
Current postretirement benefit liabilities				(412,000)	(452,000)
Noncurrent postretirement benefit (liabilities) assets				(9,148,000)	(7,795,000)
Noncurrent pension liabilities				0	0
Accumulated other comprehensive income (pretax) related to:
Net actuarial losses (gains)				886,000	(494,000)
Prior service (credit) cost				0	(9,000)
Assets held in rabbi trust				2,600,000	2,800,000
Medical Plan
Change in benefit obligation
Benefit obligation at the beginning of the year		7,142,000	12,487,000	12,487,000	15,432,000
Service cost		13,000	35,000	139,000	160,000	226,000
Interest cost		57,000	109,000	436,000	517,000	656,000
Participants’ contributions				660,000	699,000
Benefits paid				(1,166,000)	(939,000)
Actuarial losses (gains)				(5,414,000)	(981,000)
Amendments, settlements and curtailments				0	(2,401,000)
Projected benefit obligation at end of year				7,142,000	12,487,000	15,432,000
Change in plan assets
Fair value of plan assets at beginning of year		$ 13,199,000	$ 12,174,000	12,174,000	11,420,000
Actual return on plan assets				1,531,000	654,000
Benefits paid				(871,000)	(693,000)
Employer contributions				0	340,000
Plan participants’ contributions				660,000	619,000
Settlement accounting				0	0
Fair value of plan assets at end of year				13,494,000	12,340,000
Claims payable from VEBA				(295,000)	(166,000)
Fair value of plan assets at end of year				13,199,000	12,174,000	$ 11,420,000
Unfunded (funded) status of the plans				(6,057,000)	313,000
Amounts recognized in the balance sheet
Current postretirement benefit liabilities				0	0
Noncurrent postretirement benefit (liabilities) assets				6,057,000	(313,000)
Noncurrent pension liabilities				0	0
Accumulated other comprehensive income (pretax) related to:
Net actuarial losses (gains)				(9,376,000)	(3,180,000)
Prior service (credit) cost				$ (2,049,000)	$ (2,401,000)